Victory Pioneer Fundamental Growth Fund
Schedule of Investments | June 30, 2025

Schedule of Investments  |  6/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.6% of Net Assets
	Biotechnology — 2.4%
403,381(a)	Vertex Pharmaceuticals, Inc.	$ 179,585,221
	Total Biotechnology	$179,585,221

	Broadline Retail — 7.2%
2,426,766(a)	Amazon.com, Inc.	$ 532,408,193
	Total Broadline Retail	$532,408,193

	Capital Markets — 3.0%
1,215,334	Intercontinental Exchange, Inc.	$ 222,977,329
	Total Capital Markets	$222,977,329

	Chemicals — 0.4%
59,765	Linde Plc	$ 28,040,543
	Total Chemicals	$28,040,543

	Commercial Services & Supplies — 2.7%
2,457,972(a)	Copart, Inc.	$ 120,612,686
735,294	Veralto Corp.	74,227,929
	Total Commercial Services & Supplies	$194,840,615

	Communications Equipment — 1.2%
208,075	Motorola Solutions, Inc.	$ 87,487,215
	Total Communications Equipment	$87,487,215

	Electrical Equipment — 3.0%
414,707	Eaton Corp. Plc	$ 148,046,252
222,188	Rockwell Automation, Inc.	73,804,188
	Total Electrical Equipment	$221,850,440

	Electronic Equipment, Instruments & Components — 3.9%
2,901,174	Amphenol Corp., Class A	$ 286,490,933
	Total Electronic Equipment, Instruments & Components	$286,490,933

	Entertainment — 2.9%
1,695,089	Walt Disney Co.	$ 210,207,987
	Total Entertainment	$210,207,987

	Financial Services — 6.4%
568,386	Mastercard, Inc., Class A	$ 319,398,829
431,204	Visa, Inc., Class A	153,098,980
	Total Financial Services	$472,497,809

1Victory Pioneer Fundamental Growth Fund | 6/30/25

Shares		Value
	Ground Transportation — 4.3%
3,379,872(a)	Uber Technologies, Inc.	$ 315,342,058
	Total Ground Transportation	$315,342,058

	Health Care Equipment & Supplies — 2.8%
378,582(a)	Intuitive Surgical, Inc.	$ 205,725,245
	Total Health Care Equipment & Supplies	$205,725,245

	Hotels, Restaurants & Leisure — 2.8%
34,881	Booking Holdings, Inc.	$ 201,934,480
	Total Hotels, Restaurants & Leisure	$201,934,480

	Insurance — 1.1%
296,469	Progressive Corp.	$ 79,115,717
	Total Insurance	$79,115,717

	Interactive Media & Services — 5.0%
931,646	Alphabet, Inc., Class C	$ 165,264,684
5,704,530(a)	Pinterest, Inc., Class A	204,564,446
	Total Interactive Media & Services	$369,829,130

	Life Sciences Tools & Services — 1.4%
259,018	Thermo Fisher Scientific, Inc.	$ 105,021,438
	Total Life Sciences Tools & Services	$105,021,438

	Machinery — 0.9%
270,453	Illinois Tool Works, Inc.	$ 66,869,504
	Total Machinery	$66,869,504

	Pharmaceuticals — 3.5%
333,102	Eli Lilly & Co.	$ 259,663,002
	Total Pharmaceuticals	$259,663,002

	Semiconductors & Semiconductor Equipment — 10.4%
1,678,052(a)	Advanced Micro Devices, Inc.	$ 238,115,579
222,243	ASML Holding NV	178,103,318
2,391,449	Microchip Technology, Inc.	168,286,266
1,118,265	NVIDIA Corp.	176,674,687
	Total Semiconductors & Semiconductor Equipment	$761,179,850

	Software — 21.7%
296,469	Intuit, Inc.	$ 233,507,879
1,115,517	Microsoft Corp.	554,869,311
1,445,588	Oracle Corp.	316,048,904
678,087	Salesforce, Inc.	184,907,544
Victory Pioneer Fundamental Growth Fund | 6/30/252

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Shares		Value
	Software — (continued)
179,295(a)	ServiceNow, Inc.	$ 184,329,604
245,655(a)	Synopsys, Inc.	125,942,405
	Total Software	$1,599,605,647

	Specialty Retail — 8.2%
385,681	Home Depot, Inc.	$ 141,406,082
1,944,818(a)	O'Reilly Automotive, Inc.	175,286,446
944,893	Ross Stores, Inc.	120,549,449
1,352,064	TJX Cos., Inc.	166,966,383
	Total Specialty Retail	$604,208,360

	Technology Hardware, Storage & Peripherals — 4.4%
1,579,902	Apple, Inc.	$ 324,148,493
	Total Technology Hardware, Storage & Peripherals	$324,148,493

	Total Common Stocks (Cost $3,433,956,364)	$7,329,029,209

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
26,630,022(b)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 26,630,022
		$26,630,022

	TOTAL SHORT TERM INVESTMENTS (Cost $26,630,022)	$26,630,022

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $3,460,586,386)	$7,355,659,231
	OTHER ASSETS AND LIABILITIES — 0.1%	$4,483,245
	net assets — 100.0%	$7,360,142,476

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
3Victory Pioneer Fundamental Growth Fund | 6/30/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,329,029,209	$—	$—	$7,329,029,209
Open-End Fund	26,630,022	—	—	26,630,022
Total Investments in Securities	$7,355,659,231	$—	$—	$7,355,659,231
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
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